SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Disclosure of operating segments
Segment information

	Year ended December 31, 2024
	Residential customers	Business customers & Wholesale	Infrastructure & Support functions	Total
	CHF in millions
Total revenue	2,173.1	830.3	14.6	3,018.0
Direct costs	(515.2)	(299.5)	(15.4)	(830.1)
Indirect costs[1]	(401.5)	(115.8)	(449.1)	(966.4)
Lease expense[2]	(52.0)	(13.5)	(133.9)	(199.4)
Adj. EBITDA after lease expense (EBITDAaL)	1,204.4	401.5	(583.8)	1,022.1
Depreciation and amortization of property, plant and equipment and intangible assets				(917.9)
Share-based compensation, restructuring & other				(69.0)
Finance income/(expense)[3]				(413.8)
Income tax benefit				16.7
Net income (loss)				(361.9)
[1] Excludes expenses for share-based compensation, restructuring and other.
[2] Contains depreciation and interest expenses for leases arrangements under IFRS 16. Excludes expenses for short-term leases, which are reported in line "indirect cost".
[3] Excludes interest expenses for leases, which are included in line "lease expense".

	Year ended December 31, 2023
	Residential customers	Business customers & Wholesale	Infrastructure & Support functions	Total
	CHF in millions
Total revenue	2,247.1	776.6	11.5	3,035.2
Direct costs	(537.6)	(271.0)	(26.0)	(834.6)
Indirect costs[1]	(417.5)	(115.4)	(428.2)	(961.1)
Lease expense[2]	(51.0)	(11.2)	(133.7)	(195.9)
Adj. EBITDA after lease expense (EBITDAaL)	1,241.0	379.0	(576.4)	1,043.6
Depreciation and amortization of property, plant and equipment and intangible assets				(992.1)
Share-based compensation, restructuring & other				(108.6)
Finance income/(expense)[3]				(315.0)
Income tax benefit				59.9
Net income (loss)				(312.2)

	Year ended December 31, 2022
	Residential customers	Business customers & Wholesale	Infrastructure & Support functions	Total
	CHF in millions
Total revenue	2,275.5	752.3	7.4	3,035.2
Direct costs	(538.4)	(267.7)	(13.5)	(819.6)
Indirect costs[4]	(417.8)	(111.7)	(417.6)	(947.1)
Lease expense[5]	(39.9)	(10.4)	(160.4)	(210.7)
Adj. EBITDA after lease expense (EBITDAaL)	1,279.4	362.5	(584.1)	1,057.8
Depreciation and amortization of property, plant and equipment and intangible assets				(1,028.8)
Share-based compensation, restructuring & other				(179.7)
Finance income/(expense)[6]				184.0
Income tax benefit				50.7
Net income (loss)				84.0
[4] Excludes expenses for share-based compensation, restructuring and other.
[5] Contains depreciation and interest expenses for leases arrangements under IFRS 16. Excludes expenses for short-term leases, which are reported in line "indirect cost".
[6] Excludes interest expenses for leases, which are included in line "lease expense".